Average Annual Total Returns - Class P2 Shares - Voya Short Term Bond Fund	Class P2 1 Yr	Class P2 5 Yrs	Class P2 10 Yrs	Class P2 Since Inception	Class P2 Inception Date	Class P2 After tax on distributions 1 Yr	Class P2 After tax on distributions 5 Yrs	Class P2 After tax on distributions 10 Yrs	Class P2 After tax on distributions Since Inception	Class P2 After tax on distributions with sale 1 Yr	Class P2 After tax on distributions with sale 5 Yrs	Class P2 After tax on distributions with sale 10 Yrs	Class P2 After tax on distributions with sale Since Inception	Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 1 Yr		Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 5 Yrs	Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index 10 Yrs	Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index Since Inception
Total	3.89%			3.63%	Oct. 22, 2019	2.67%			2.37%	2.18%			2.18%	3.33%	[1]	[1]	[1]	3.14%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.